LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long Term Prepayment Deposits and Other Assets [Abstract]
Allowances for credit losses, non-current	$ 2,391	$ 2,377
Useful life of the entertainment	amortized over the estimated useful life of the entertainment show of 10 years upon the commencement of the show.